Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Change in the valuation allowance					$ 101,829	$ 105,502
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federal [Member]
Taxes (Details) [Line Items]
Operating loss carryovers						$ 450,159
State [Member]
Taxes (Details) [Line Items]
Operating loss carryovers						$ 450,159